Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 4,743	$ 3,879	$ 9,482	$ 7,792
Interest cost	7,408	6,758	14,812	13,542
Expected return on plan assets	(3,925)	(3,400)	(7,850)	(6,800)
Amortization of unrealized losses	4,355	6,390	8,709	12,788
Net periodic benefit costs	$ 12,581	$ 13,627	$ 25,153	$ 27,322